CERTIFICATION

           Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 1995, February 1, 1995 and November 28, 1995, respectively used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 55 ("Amendment No. 55") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 55 was filed electronically with the Commission (Accession No. 0000950156-95-000695) on September 15, 1995:

                      EV Classic California Municipals Fund
                      EV Marathon California Municipals Fund
                      EV Traditional California Municipals Fund


                      EATON VANCE MUNICIPALS TRUST



                      By:   /s/Eric G. Woodbury
                             Eric G. Woodbury, Assistant Secretary


                      Date:  October 11, 1995








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